UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Mgmt. Co.
Address: 477 Madison  Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-6074

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Pasquarelli
Title:     Chief Financial Officer
Phone:     212/303-9414

Signature, Place, and Date of Signing:

     James R. Pasquarelli     New York, NY     July 18, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     395543.69


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

Arch Communications Group   common              039381504     1263   194315     X    X                      194315
Abraxas Petroleum Corp.     common              003830106      503   335429     X    X                      335429
Best Foods                  common              086584101    24612   355411     X    X                      355411
American National Can Group common              027714104     1412    83653     X    X                       83653
Consolidated Papers         common              209759109     2133    58330     X    X                       58330
Deluxe Corp.                common              248019101     1376    58377     X    X                       58377
Central Newspapers Class A  common              154647101    13563   214441     X    X                      214441
Financial Security          common              31769p100     2121    27952     X    X                       27952
HVID Marine                 common              44851m109      111    19371     X    X                       19371
International Home Foods    common              459655106     1043    49798     X    X                       49798
Lilly Industries            common              532491107      462    15362     X    X                       15362
Mallinkrodt                 common              561232109     1811    41699     X    X                       41699
Nabisco Holdings            common              629526104     6656   126782     X    X                      126782
Novacare Corp.              common              669930109       32   578125     X    X                      578125
Nvest LP                    common              670657107      963    25437     X    X                       25437
Nabisco Group               common              62952p102     6907   266278     X    X                      266278
Premark Financial           common              741903108     5282   141788     X    X                      141788
Policy Management Systems   common              731108106     1958   127372     X    X                      127372
Qwest International Inc.    common              749121109    14343   288674     X    X                      288674
ReliaStar Financial Corp.   common              75952u103     8524   162554     X    X                      162554
Seagate Technology Inc.     common              811804103     7862   142950     X    X                      142950
Santa Fe Snyder             common              80218k105     1423   125082     X    X                      125082
SFX Entertainment           common              784178105     2407    53118     X    X                       53118
Shared Medical              common              819486101     2763    37877     X    X                       37877
Telefonica de Argentina S.A.common              879378206     2878    81455     X    X                       81455
Telefonica S.A.             common              879382208     1182    18446     X    X                       18446
Terra Networks              common              88100w103     2192    60107     X    X                       60107
Tele Sudiste CellularS.A.   common              879252104     5379   116070     X    X                      116070
Telecomunicacoes DeSaoPaulo common              87929a102     3594   130943     X    X                      130943
Mediaone Group Inc.         common              58440j104    33293   502152     X    X                      502152
Union Pacific Resources Grp common              907834105     2396   108898     X    X                      108898
US West                     common              91273h101     6836    79716     X    X                       79716
Verio Inc.                  common              923433106    13416   241792     X    X                      241792
Wesley Jessen Vision Care   common              951018100     3151    83889     X    X                       83889
WPP Group PLC ADR           common              929309300     1973    27166     X    X                       27166
Young & Rubicam Inc.        common              987425105    10707   187225     X    X                      187225
Best Foods Call Jan 65      option              086584101       82      115     X    X                         115
Best Foods Call Oct 65      option              086584101      299      460     X    X                         460
Consol. Papers Put July 30  option              209759109        1      147     X    X                         147
Nabisco Group Call Dec 25   option              62952p102       58      150     X    X                         150
Qwest Internatio Put Jul 30 option              749121109        3      264     X    X                         264
Verio Inc. Call Jul 55      option              923433106       83      278     X    X                         278
Verio Inc. Call Aug 50      option              923433106        9       11     X    X                          11
ReliaStar Finan Call Oct 45 option              75952u103       80       98     X    X                          98
Santa Fe Snyder Call Oct 10 option              80218k105        1        3     X    X                           3
S&P 500 Put Jul 1375        option              78462f103        5       11     X    X                          11
S&P 500 Put Jul 1400        option              78462f103       38       54     X    X                          54
S&P 500 Put Dec 1400        option              78462f103      272       58     X    X                          58
S&P 500 Put Dec 1800        option              78462f103       20       58     X    X                          58
AT&T Corp. Put Jul 30       option              001957109       33      585     X    X                         585
Nebco Evans Pfd             preferred stock     U62922106        7     6782     X    X                        6782
Abraxas Petroleum - Rights  rights              003831112      255   425825     X    X                      425825
Diva Systems Warrants       warrants            255013153        0     4000     X    X                        4000
DTI Holdings Inc. -Warrants warrants            23333w117        0     7207     X    X                        7207
Specialty Foods - Warrants  warrants            784127aa0        0     1360     X    X                        1360
                                                         197770.69